MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Sector Brazil [Member] | Agora Corretora De Tituloe Valores Mobiliarnos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Ágora Corretora de Títulos e Valores Mobiliários S.A.
Activity	Brokerage
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Banco Bradescard S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradescard S.A.
Activity	Cards
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Banco Bradesco B B I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco BBI S.A.
Activity	Investment bank
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Banco Bradesco B E R J S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco BERJ S.A.
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Banco Bradesco Financiamentos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco Financiamentos S.A.
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Banco Losango S A Banco Multiplo [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Losango S.A. Banco Múltiplo
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Bradesco Administradora De Consorcios Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Administradora de Consórcios Ltda.
Activity	Consortium management
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Bradesco Leasing S A Arrendamento Mercantil [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Leasing S.A. Arrendamento Mercantil
Activity	Leases
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Bradesco Kirton Corretora De Cambio S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco-Kirton Corretora de Câmbio S.A.
Activity	Exchange Broker
Shareholding interest	99.97%	99.97%
Shareholding interest (%)	99.97%	99.97%
Financial Sector Brazil [Member] | Bradesco S A Corretora De Titulos E Valores Mobiliarios [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco S.A. Corretora de Títulos e Valores Mobiliários
Activity	Brokerage
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | B R A M Bradesco Asset Management S A D T V M [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	BRAM - Bradesco Asset Management S.A. DTVM
Activity	Asset management
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Kirton Bank S A Banco Multiplo [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Kirton Bank S.A. Banco Múltiplo
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Banco Digio S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Digio S.A.
Activity	Digital Bank
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Brazil [Member] | Tivio Capital Distribuidorade Titulose Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Tivio Capital Distribuidora de Títulos e Valores Mobiliários S.A.
Activity	Asset management
Shareholding interest	51.00%
Shareholding interest (%)	51.00%
Financial Sector Brazil [Member] | Tempo Servicos Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Tempo Serviços Ltda.
Activity	Services
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Banco Bradesco Europa S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco Europa S.A.
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Banco Bradesco S A Grand Cayman Branch [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco S.A. Grand Cayman Branch
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Banco Bradesco S A New York Branch [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Banco Bradesco S.A. New York Branch
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Bradesco Securities Inc [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Securities, Inc.
Activity	Brokerage
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Bradesco Securities U K Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Securities, UK. Limited
Activity	Brokerage
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Bradesco Securities Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Securities, Hong Kong Limited
Activity	Brokerage
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Cidade Capital Markets Ltd [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Cidade Capital Markets Ltd.
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Bradescard Mexico Sociedad De Responsabilidad Limitada [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradescard México, sociedad de Responsabilidad Limitada
Activity	Cards
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Financial Sector Overseas [Member] | Bradesco Bank [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Bank
Activity	Banking
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Auto R E Companhia De Seguros [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Auto/RE Companhia de Seguros
Activity	Insurance
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Capitalização S.A.
Activity	Capitalization bonds
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Saude S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Saúde S.A.
Activity	Insurance/health
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Seguros S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Seguros S.A.
Activity	Insurance
Shareholding interest	99.96%	99.96%
Shareholding interest (%)	99.96%	99.96%
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Bradesco Vida E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Vida e Previdência S.A.
Activity	Pension plan/Insurance
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Insurance Pension Plan And Capitalization Bond Sector In Brazil [Member] | Odontoprev S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Odontoprev S.A.
Activity	Dental care
Shareholding interest	52.89%	51.40%
Shareholding interest (%)	52.89%	51.40%
Insurance Overseas [Member] | Bradesco Argentina De Seguros S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Argentina de Seguros S.A.
Activity	Insurance
Shareholding interest	99.98%	99.98%
Shareholding interest (%)	99.98%	99.98%
Other Activities Brazil [Member] | Andorra Holdings S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Andorra Holdings S.A.
Activity	Holding
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Other Activities Brazil [Member] | Bradseg Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradseg Participações S.A.
Activity	Holding
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Other Activities Brazil [Member] | Bradescor Corretora De Seguros Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradescor Corretora de Seguros Ltda.
Activity	Insurance Brokerage
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Other Activities Brazil [Member] | B S P Empreendimentos Imobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	BSP Empreendimentos Imobiliários S.A.
Activity	Real estate
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Other Activities Brazil [Member] | Cia Securitizadora De Creditos Financeiros Rubi [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Cia. Securitizadora de Créditos Financeiros Rubi
Activity	Credit acquisition
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Other Activities Brazil [Member] | Nova Paiol Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Nova Paiol Participações Ltda.
Activity	Holding
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Other Activities Overseas [Member] | Bradesco North America L L C [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco North America LLC
Activity	Services
Shareholding interest		100.00%
Shareholding interest (%)		100.00%
Investment funds [member] | Bradesco F I R F Credito Privado Master [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Credito Privado Master
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco F I R F Master I I Previdencia [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Máster II Previdência
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco F I R F Cred Privado Master Premium [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Cred Privado Master Premium
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco Priv Performance F I C F I R F Cred Priv P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Priv Performance FICFI RF Cred Priv PGBL/VGBL
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco F I C F I R F Cred Priv Premium P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FIC FI RF Cred. Priv. Premium PGBL/VGBL
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco F I R F Master I I I Previdencia [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI RF Máster III Previdência
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco Private P B F I C F I R F Cred Priv P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco Private PB FIC FI RF Cred. Priv.PGBL/VGBL
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco F I Referenciado D I Master [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FI Referenciado DI Master
Activity	Investment Fund
Shareholding interest	99.38%	100.00%
Shareholding interest (%)	99.38%	100.00%
Investment funds [member] | Bradesco F I C F I R F Athenas P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FIC FI RF Athenas PGBL/VGBL
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%
Investment funds [member] | Bradesco F I C F I R F A P G B L V G B L [Member]
IfrsStatementLineItems [Line Items]
Subsidiarie	Bradesco FIC FI RF A PGBL/VGBL
Activity	Investment Fund
Shareholding interest	100.00%	100.00%
Shareholding interest (%)	100.00%	100.00%